AOMT II, LLC ABS 15-G

Exhibit 99.21

Conditions Report	XXX

Loans in Report:	XXX
Loans with Conditions:	XXX

Loan Number	Original Principal Balance	State	Initial Lender ATR/QM Status	Loan Level ATR/QM Status	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	ConditionSub Category	Condition Status	Initial Securitization Condition Grade	Final Securitization Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method	Compensating Factors
2026020379	XXX	XXX	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A																XXX: Verified cash reserves exceed guidelines Clayton Comments: XXX months of cash reserves.
2026020085	XXX	XXX	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A																XXX: Verified cash reserves exceed guidelines Clayton Comments: XXX months of cash reserves.
2026020335	XXX	XXX	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A																XXX: Good credit history Clayton Comments: No derogatory information reflected on the credit profile.
2026020359	XXX	XXX	(No Data)	ATR/QM: Exempt	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	Credit	Legal Documents	Satisfied	D	A	D	A	XXX	Loan File is Missing or Contains Insufficient Documentation for Basic Review	No	The payoff statement for XXX was not in the file.	Received payoff	Satisfied.	(No Data)	Not Applicable	XXX: Verified cash reserves exceed guidelines Clayton Comments: XXX months reserves. XXX: Credit score exceeds guidelines Clayton Comments: Borrower has a XXX credit score
2026020392	XXX	XXX	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	XXX: Verified cash reserves exceed guidelines
Clayton Comments:  Verified reserves exceeds minimum reserve requirement by more than XXX months

XXX: Significant time in profession
Clayton Comments:  Client has been at current profession over XXX years per app

XXX: DTI below guideline requirement
Clayton Comments:  DTI is more than XXX points below maximum DTI requirements

2026020528	XXX	XXX	(No Data)	ATR/QM: Exempt	D	A	D	A	A	A	N/A	N/A	D	A	D	A	A	A	N/A	N/A	Credit	Application	Satisfied	D	A	D	A	XXX	Application is incomplete	No	The signed XXX is missing from the loan file.	Received signed lender application	Satisfied.	(No Data)	Not Applicable	XXX: Minimal use of credit
Clayton Comments:  Borrower has low credit utilization of XXX.

XXX: Credit score exceeds guidelines
Clayton Comments:  XXX qualifying score is XXX points above XXX requirement.

2026020528	XXX	XXX	(No Data)	ATR/QM: Exempt	D	A	D	A	A	A	N/A	N/A	D	A	D	A	A	A	N/A	N/A	Credit	Credit/Mtg History	Satisfied	D	A	D	A	XXX	Missing support docs for XXX/XXX (e.g. XXX)	No	The payment history for the borrower's primary residence is missing from the loan file.	Received VOM on borr primary	Satisfied.	(No Data)	Not Applicable	XXX: Minimal use of credit
Clayton Comments:  Borrower has low credit utilization of XXX.

XXX: Credit score exceeds guidelines
Clayton Comments:  XXX qualifying score is XXX points above XXX requirement.

2026020528	XXX	XXX	(No Data)	ATR/QM: Exempt	D	A	D	A	A	A	N/A	N/A	D	A	D	A	A	A	N/A	N/A	Credit	Legal Documents	Satisfied	D	A	D	A	XXX	Legal document incorrect or incomplete	No	1008 was not in the file.	Received lenders approval	Satisfied.	(No Data)	Not Applicable	XXX: Minimal use of credit
Clayton Comments:  Borrower has low credit utilization of XXX.

XXX: Credit score exceeds guidelines
Clayton Comments:  XXX qualifying score is XXX points above XXX requirement.

2026020528	XXX	XXX	(No Data)	ATR/QM: Exempt	D	A	D	A	A	A	N/A	N/A	D	A	D	A	A	A	N/A	N/A	Credit	Legal Documents	Satisfied	D	A	D	A	XXX	Missing Legal Document(s)	No	The XXX is missing from the loan file.	Received XXX	Satisfied.	(No Data)	Not Applicable	XXX: Minimal use of credit
Clayton Comments:  Borrower has low credit utilization of XXX.

XXX: Credit score exceeds guidelines
Clayton Comments:  XXX qualifying score is XXX points above XXX requirement.

2026020528	XXX	XXX	(No Data)	ATR/QM: Exempt	D	A	D	A	A	A	N/A	N/A	D	A	D	A	A	A	N/A	N/A	Credit	Legal Documents	Satisfied	D	A	D	A	XXX	Loan File is Missing or Contains Insufficient Documentation for Basic Review	No	Verification of the borrower's identity is missing from the loan file.	Received borr id	Satisfied.	(No Data)	Not Applicable	XXX: Minimal use of credit
Clayton Comments:  Borrower has low credit utilization of XXX.

XXX: Credit score exceeds guidelines
Clayton Comments:  XXX qualifying score is XXX points above XXX requirement.

2026020542	XXX	XXX	(No Data)	ATR/QM: Exempt	D	A	A	A	D	A	A	A	D	A	A	A	D	A	A	A	Property Valuations	Appraisal	Satisfied	D	A	D	A	XXX	Missing Appraisal	No	The appraisal is missing from the loan file.	Received appraisal	Satisfied.	(No Data)	Not Applicable	XXX: Verified cash reserves exceed guidelines Clayton Comments: XXX months of cash reserves.